Feb. 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 30, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated February 28, 2020 and

Statement of Additional Information (the “SAI”),

dated February 28, 2020 (as revised June 29, 2020),

for the iShares International Treasury Bond ETF (IGOV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund no sooner than September 1, 2020, but not later than December 1, 2020.

	Current	New
Underlying Index	S&P International Sovereign Ex-U.S. Bond Index	FTSE World Government Bond Index – Developed Markets Capped Select Index
Index Provider	S&P Dow Jones Indices LLC	FTSE Fixed Income LLC

Change in the Fund’s “Principal Investment Strategies”

The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the FTSE World Government Bond Index – Developed Markets Capped Select Index (the “Underlying Index”), which measures the performance of fixed-rate, local currency, investment-grade, sovereign bonds from certain developed markets, and is a subset of the FTSE World Government Bond Index - Developed Markets (WGBI-DM) Index (the “Parent Index”). To be eligible for inclusion in the Underlying Index, the issuing country must be classified by the International Monetary Fund or by the World Bank as a developed country, must meet market accessibility standards (as determined by FTSE), and must have a minimum market size greater than each of USD 50 billion, EUR 40 billion and JPY 5 trillion. Market size is defined as total outstanding market value of eligible securities. However, the Underlying Index excludes the U.S. The minimum credit rating for entry to the Underlying Index is A- by Standard & Poor’s Financial Services LLC (“S&P”) and A3 by Moody’s Investors Service, Inc (“Moody’s”). The Underlying Index includes bonds having a remaining maturity greater than one year. The market value-based weights of each individual country in the Underlying Index are capped at 21%. Furthermore, the total market weights of the countries with more than 4.6% market weight in the index cannot exceed 47% of the total index weight. Constituent securities of each country are assigned weights in proportion to their market value. The Underlying Index is rebalanced on a monthly basis at month end.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete “Risk of Investing in Japan.”

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.